General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
General And Administrative Expenses
Schedule of General and Administrative Expenses
	Year ended December 31
	2019	2018	2017

Salaries and related expenses	$325,879	$190,207	$67,541
Stock-based compensation (Note 10C8, Note 10C10 and Note 11)	602,541	35,595	90,875
Communication and investor relations	106,886	230,194	83,836
Professional fees	943,175	269,980	224,407
Insurance and other expenses	114,164	193,718	150,428
	$2,092,645	$919,694	$617,087